Balance Sheets (USD $)	May 31, 2013
Current Assets:
Cash and equivalents	$ 19,502
Total current assets	19,502
Total Assets	19,502
Current Liabilities
Accounts payable and accrued expenses	2,440
Loan payable - stockholder	613
Total current liabilities	3,053
Stockholders' Equity:
Preferred stock, no par value; 10,000,000 shares authorized, no shares issued and outstanding	0
Common stock, $0.0001 par value; 490,000,000 shares authorized, 24,576,000 and -0- shares issued and outstanding, respectively	2,458
Additional paid in capital	25,492
Subscription receivable	(1,000)
Deficit accumulated during development stage	(10,501)
Total Stockholders Equity	16,449
Total Liabilities & Stockholders Equity	$ 19,502